LEASES (Details) - Schedule of Maturities Operating Lease Liabilities $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Maturities Operating Lease Liabilities [Abstract]
2026	$ 191
2027	197
2028	150
Total undiscounted lease payments	538
Less - imputed interest	(70)
Present value of lease liabilities	$ 468